RESTRICTED NET ASSETS (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RESTRICTED NET ASSETS
Required percentage of after-tax-profit under PRC GAAP to be set aside as a general reserve fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to general reserve fund	50.00%
Required percentage of net after-tax income to be appropriated to statutory surplus reserve fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to statutory surplus fund	50.00%
Restricted net assets	$ 229,035	$ 205,306
Restricted net assets as a percentage of consolidated net assets	25.00%